SCHEDULE OF DEFERRED REVENUE (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Deferred revenue, beginning	$ 140,088	$ 131,794
Customer payments received attributable to contract liabilities for unearned revenue	182,653	141,126
Revenue recognized from fulfilling contract liabilities	(177,337)	(132,832)
Deferred revenue, ending	$ 145,404	$ 140,088